UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-8603

Name of Fund: BlackRock Debt Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Debt Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 02/28/2007

Date of reporting period: 09/01/06 - 11/30/06

Item 1 - Schedule of Investments

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                        Face
                                      Amount  Corporate Bonds                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.3%       $ 5,000,000  Alliant Techsystems, Inc., 3% due 8/15/2024 (b)(j)                    $    5,850,000
                                     470,000  Argo-Tech Corp., 9.25% due 6/01/2011                                         487,625
                                     565,000  Bombardier, Inc., 8% due 11/15/2014 (j)                                      567,820
                                   7,500,000  L-3 Communications Corp., 3% due 8/01/2035 (b)(j)                          7,790,625
                                   9,870,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                         9,475,200
                                                                                                                    --------------
                                                                                                                        24,171,270
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                 1,000,000  United Auto Group, Inc.,  7.75% due 12/15/2016 (j)                         1,000,000
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.4%                  2,500,000  Delco Remy International, Inc., 9.374% due 4/15/2009 (c)                   2,356,250
                                   4,900,000  Ford Motor Co., 7.45% due 7/16/2031                                        3,877,125
                                     750,000  Ford Motor Credit Co., 9.824% due 4/15/2012 (c)                              793,806
                                   4,500,000  The Goodyear Tire & Rubber Co., 9.14% due 12/01/2009 (c)(j)                4,516,875
                                   1,830,000  The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (j)                  1,857,450
                                   1,620,000  Lear Corp., 8.75% due 12/01/2016 (j)                                       1,595,700
                                  10,050,000  Metaldyne Corp., 11% due 6/15/2012                                         9,874,125
                                   4,450,000  Venture Holdings Co. LLC, 12% due 6/01/2009 (f)                                    0
                                   1,800,000  Venture Holdings Co. LLC, Series B, 9.50% due 7/01/2005 (m)                    7,200
                                                                                                                    --------------
                                                                                                                        24,878,531
----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.6%                5,000,000  Canadian Satellite Radio Holdings, Inc., 12.75% due 2/15/2014              4,981,250
                                   1,100,000  LIN Television Corp. Series B, 6.50% due 5/15/2013                         1,045,000
                                   2,800,000  Paxson Communications Corp., 8.757% due 1/15/2012 (c)(j)                   2,828,000
                                   3,235,000  Sinclair Broadcast Group, Inc. Class A, 4.875% due 7/15/2018 (b)           2,927,675
                                  11,680,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                        11,534,000
                                   8,000,000  XM Satellite Radio, Inc., 9.871% due 5/01/2013 (c)                         7,720,000
                                   2,685,000  Young Broadcasting, Inc., 10% due 3/01/2011                                2,537,320
                                                                                                                    --------------
                                                                                                                        33,573,245
----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 0.1%         750,000  NTL Cable Plc, 8.75% due 4/15/2014                                           783,750
----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 9.6%                7,500,000  Adelphia Communications Corp., 6% due 2/15/2006 (b)(m)                        46,500
                                   3,450,000  CSC Holdings, Inc., 7.25% due 7/15/2008                                    3,493,125
                                   4,225,000  Cablevision Systems Corp. Series B, 9.87% due 4/01/2009 (c)                4,425,683
                                   3,750,000  Charter Communications Holdings LLC, 10% due 4/01/2009                     3,618,750
                                   2,000,000  Charter Communications Holdings LLC, 11.75% due 1/15/2010                  1,890,000
                                   2,000,000  Charter Communications Holdings LLC, 11.125% due 1/15/2011                 1,840,000
                                   3,000,000  Charter Communications Holdings LLC, 10% due 5/15/2011                     2,692,500
                                   1,289,000  Insight Midwest, LP, 9.75% due 10/01/2009                                  1,306,724
                                   7,500,000  Intelsat Bermuda Ltd., 11.354% due 6/15/2013 (c)(j)                        7,950,000
                                  10,350,000  Intelsat Intermediate Holding Co. Ltd., 9.25% due 2/01/2015 (i)            7,840,125
                                   2,215,000  Intelsat Subsidiary Holdings Co. Ltd., 10.484% due 1/15/2012 (c)           2,242,688
                                   3,375,000  Intelsat Subsidiary Holdings Co. Ltd., 8.25% due 1/15/2013                 3,438,281
                                   4,800,000  Intelsat Subsidiary Holdings Co. Ltd., 8.625% due 1/15/2015                4,986,000
                                   1,023,000  Loral Spacecom Corp., 14% due 11/15/2015 (h)                               1,191,795
                                   3,875,000  Mediacom LLC, 9.50% due 1/15/2013                                          3,981,563
                                   7,260,000  PanAmSat Corp., 9% due 6/15/2016 (j)                                       7,632,075
                                  10,000,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (j)                  11,100,000
                                                                                                                    --------------
                                                                                                                        69,675,809
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 9.8%                   3,550,000  ArCo Chemical Co., 9.80% due 2/01/2020                                     4,038,125
                                   4,000,000  Compass Minerals International, Inc. Series B, 12% due 6/01/2013 (i)       3,800,000
                                   9,783,000  GEO Specialty Chemicals, Inc., 13.867% due 12/31/2009                      8,070,975
                                   1,166,000  Huntsman International, LLC, 9.875% due 3/01/2009                          1,203,895
                                   1,500,000  Innophos, Inc., 8.875% due 8/15/2014                                       1,503,750
                                   7,650,000  Lyondell Chemical Co., 8% due 9/15/2014                                    7,889,063
                                   1,775,000  Lyondell Chemical Co., 8.25% due 9/15/2016                                 1,846,000
                                   2,400,000  Millennium America, Inc., 7.625% due 11/15/2026                            2,136,000
                                   1,050,000  Momentive Performance Materials, Inc., 10.125% due 12/01/2014 (j)          1,056,563

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                        Face
                                      Amount  Corporate Bonds                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                 $17,025,000  Nova Chemicals Corp., 8.502% due 11/15/2013 (c)                       $   17,067,563
                                  10,000,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                              10,700,000
                                   5,025,101  PCI Chemicals Canada, Inc., 10% due 12/31/2008                             5,150,729
                                   2,500,000  PolyOne Corp., 6.89% due 9/22/2008                                         2,406,250
                                   2,612,000  Rockwood Specialties Group, Inc., 10.625% due 5/15/2011                    2,781,780
                                   1,405,000  Tronox Worldwide LLC, 9.50% due 12/01/2012                                 1,461,200
                                                                                                                    --------------
                                                                                                                        71,111,893
----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 1.7%        16,500,000  Simmons Co., 11.074% due 12/15/2014 (i)                                   12,540,000
----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 1.8%     9,000,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                               7,245,000
                                   5,750,000  Levi Strauss & Co., 10.122% due 4/01/2012 (c)                              5,922,500
                                                                                                                    --------------
                                                                                                                        13,167,500
----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 5.3%             280,000  Affinion Group, Inc., 10.125% due 10/15/2013                                 296,100
                                     950,000  Affinion Group, Inc., 11.50% due 10/15/2015                                1,002,250
                                   2,000,000  Cadmus Communications Corp., 8.375% due 6/15/2014                          1,950,000
                                   7,435,133  Houghton Mifflin Co., 12.127% due 5/15/2011 (c)(j)                         7,528,072
                                   4,250,000  Idearc, Inc., 8% due 11/15/2016 (j)                                        4,319,063
                                   7,500,000  Liberty Media Corp., 0.75% due 3/30/2023 (b)                               8,906,250
                                   2,675,000  Muzak Holdings, LLC, 13% due 3/15/2010                                       535,000
                                   3,875,000  NBC Acquisition Corp., 11% due 3/15/2013 (i)                               2,828,750
                                     580,000  Network Communications, Inc., 10.75% due 12/01/2013                          586,525
                                   4,325,000  Nielsen Finance LLC, 10% due 8/01/2014 (j)                                 4,573,688
                                   5,300,000  Universal City Florida Holdings Co. I, 10.239% due 5/01/2010 (c)           5,445,750
                                                                                                                    --------------
                                                                                                                        37,971,448
----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &               480,000  Berry Petroleum Co., 8.25% due 11/01/2016                                    480,000
Production - 1.3%                  3,000,000  Chaparral Energy, Inc., 8.50% due 12/01/2015                               3,000,000
                                   5,500,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                     5,225,000
                                     960,000  Stone Energy Corp., 8.124% due 7/15/2010 (c)(j)                              952,800
                                                                                                                    --------------
                                                                                                                         9,657,800
----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 2.3%              2,045,000  Dresser-Rand Group, Inc., 7.375% due 11/01/2014                            2,055,225
                                   8,000,000  Ocean RIG ASA, 9.37% due 4/04/2011                                         7,960,000
                                   6,300,000  SemGroup LP, 8.75% due 11/15/2015 (j)                                      6,363,000
                                                                                                                    --------------
                                                                                                                        16,378,225
----------------------------------------------------------------------------------------------------------------------------------
Financial - 1.1%                   5,743,690  Archimedes Funding III Ltd., 5.50% due 11/29/2011 (c)(j)                   3,819,554
                                   1,500,000  Investcorp SA, 7.54% due 10/21/2008                                        1,522,319
                                   1,210,000  NCO Group, Inc., 10.244% due 11/15/2013 (c)(j)                             1,194,875
                                   2,000,000  Pennant CBO Ltd., 13.43% due 3/14/2011 (j)                                 1,600,000
                                                                                                                    --------------
                                                                                                                         8,136,748
----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 0.1%                842,946  Archibald Candy Corp., 10% due 11/01/2007 (f)                                 53,687
                                     600,000  Swift & Co., 12.50% due 1/01/2010                                            615,000
                                                                                                                    --------------
                                                                                                                           668,687
----------------------------------------------------------------------------------------------------------------------------------
Gaming - 3.7%                      9,250,000  Galaxy Entertainment Finance Co. Ltd., 10.42% due 12/15/2010 (c)(j)        9,897,500
                                   1,250,000  Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (j)           1,334,375
                                   5,250,000  Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010               5,591,250
                                   2,560,000  Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (j)       2,572,800
                                     915,000  Penn National Gaming, Inc., 6.75% due 3/01/2015                              898,988
                                   3,400,000  Station Casinos, Inc., 7.75% due 8/15/2016                                 3,497,750
                                   3,000,000  Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (j)                      3,097,500
                                                                                                                    --------------
                                                                                                                        26,890,163
----------------------------------------------------------------------------------------------------------------------------------
Health Care - 6.4%                 3,525,000  CDRV Investors, Inc., 9.75% due 1/01/2015 (i)                              2,749,500
                                   4,963,829  Cinacalcet Royalty Corp., 8% due 3/30/2017 (j)                             5,410,573
                                   3,525,000  Elan Finance Plc, 7.75% due 11/15/2011                                     3,428,063
                                   4,825,000  Elan Finance Plc, 9.405% due 11/15/2011 (c)                                4,800,875
                                   9,000,000  HealthSouth Corp., 11.418% due 6/15/2014 (c)(j)                            9,427,500
                                   4,475,000  HealthSouth Corp., 10.75% due 6/15/2016 (j)                                4,765,875
                                   1,400,000  Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (b)                        1,225,000

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                        Face
                                      Amount  Corporate Bonds                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                 $ 5,000,000  Risperdal Consta Pharma, 7% due 1/01/2018                             $    4,600,000
                                   6,000,000  Tenet Healthcare Corp., 7.375% due 2/01/2013                               5,475,000
                                   1,400,000  VWR International, Inc., 8% due 4/15/2014                                  1,428,000
                                   4,100,000  Vanguard Health Holding Co. I, LLC, 11.25% due 10/01/2015 (i)              3,116,000
                                                                                                                    --------------
                                                                                                                        46,426,386
----------------------------------------------------------------------------------------------------------------------------------
Housing - 5.6%                     2,319,000  Goodman Global Holdings Co., Inc.,  8.329% due 6/15/2012 (c)               2,365,380
                                   8,200,000  Goodman Global Holdings Co., Inc., 7.875% due 12/15/2012                   7,913,000
                                  10,000,000  Masonite Corp., 11% due 4/06/2015 (j)                                      9,100,000
                                   5,850,000  Nortek, Inc., 8.50% due 9/01/2014                                          5,645,250
                                   5,450,000  Ply Gem Industries, Inc., 9% due 2/15/2012                                 4,482,625
                                   3,000,000  Scranton Products, Inc., 12.39% due 7/01/2012 (c)                          3,060,000
                                   1,300,000  Scranton Products, Inc., 10.50% due 7/01/2013                              1,322,750
                                   2,250,000  Stanley-Martin Communities LLC, 9.75% due 8/15/2015                        1,698,750
                                   5,000,000  Technical Olympic USA, Inc., 8.25% due 4/01/2011 (j)                       4,725,000
                                                                                                                    --------------
                                                                                                                        40,312,755
----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 6.9%      6,950,000  Amkor Technology, Inc.,  9.25% due 2/15/2008                               7,054,250
                                   3,000,000  Amkor Technology, Inc., 7.125% due 3/15/2011                               2,820,000
                                     720,000  Compagnie Generale de Geophysique SA, 7.50% due 5/15/2015                    721,800
                                   1,000,000  Cypress Semiconductor Corp., 1.25% due 6/15/2008 (b)                       1,268,750
                                   5,770,000  Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (h)(j)                5,770,000
                                   4,270,000  Freescale Semiconductor, Inc., 9.244% due 12/15/2014 (c)(j)                4,253,988
                                   1,235,000  Freescale Semiconductor, Inc., 10.125% due 12/15/2016 (j)                  1,248,894
                                   1,435,000  MagnaChip Semiconductor SA, 8.61% due 12/15/2011 (c)                       1,277,150
                                   6,300,000  SunGard Data Systems, Inc., 9.125% due 8/15/2013                           6,607,125
                                   4,600,000  SunGard Data Systems, Inc., 9.973% due 8/15/2013 (c)                       4,778,250
                                   4,818,000  SunGard Data Systems, Inc., 10.25% due 8/15/2015                           5,107,080
                                   2,925,000  Telcordia Technologies, Inc., 10% due 3/15/2013 (j)                        2,515,500
                                   2,775,000  UGS Capital Corp. II, 10.348% due 6/01/2011 (h)(j)                         2,927,625
                                   3,500,000  Viasystems, Inc., 10.50% due 1/15/2011                                     3,500,000
                                                                                                                    --------------
                                                                                                                        49,850,412
----------------------------------------------------------------------------------------------------------------------------------
Leisure - 2.7%                     5,371,156  HRP Myrtle Beach Holdings LLC, 14.50% due 4/01/2014 (h)(j)                 5,666,570
                                   5,000,000  HRP Myrtle Beach Operations LLC, 9.829% due 4/01/2012 (c)(j)               4,987,500
                                   5,000,000  HRP Myrtle Beach Operations LLC, 12.50% due 4/01/2013 (j)                  4,987,500
                                     700,000  Travelport, Inc., 9.875% due 9/01/2014 (j)                                   691,250
                                     750,000  Travelport, Inc., 9.994% due 9/01/2014 (c)(j)                                727,500
                                     230,000  Travelport, Inc., 11.875% due 9/01/2016 (j)                                  225,975
                                   2,000,000  True Temper Sports, Inc., 8.375% due 9/15/2011                             1,785,000
                                                                                                                    --------------
                                                                                                                        19,071,295
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 1.5%               4,000,000  CPI Holdco, Inc., 11.298% due 2/01/2015 (c)                                4,110,000
                                   3,815,000  Invensys Plc, 9.875% due 3/15/2011 (j)                                     4,110,663
                                   2,465,000  NXP B.V., 9.50% due 10/15/2015 (j)                                         2,529,706
                                                                                                                    --------------
                                                                                                                        10,750,369
----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.7%               1,500,000  Indalex Holding Corp., 11.50% due 2/01/2014                                1,605,000
                                   5,000,000  Indalex Holding Corp., 11.50% due 2/01/2014 (j)                            5,212,500
                                   8,500,000  James River Coal Co., 9.375% due 6/01/2012                                 7,480,000
                                   4,550,000  RathGibson, Inc., 11.25% due 2/15/2014                                     4,777,500
                                                                                                                    --------------
                                                                                                                        19,075,000
----------------------------------------------------------------------------------------------------------------------------------
Packaging - 1.9%                     665,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014 (j)                       670,819
                                     190,000  Berry Plastics Holding Corp., 9.235% due 9/15/2014 (c)(j)                    191,663
                                   1,100,000  Graham Packing Co., Inc., 9.875% due 10/15/2014                            1,089,000
                                   6,215,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (j)                    6,246,075
                                   6,325,000  Wise Metals Group LLC, 10.25% due 5/15/2012                                5,566,000
                                                                                                                    --------------
                                                                                                                        13,763,557
----------------------------------------------------------------------------------------------------------------------------------
Paper - 9.7%                       6,500,000  Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (c)                        6,175,000
                                   9,725,000  Ainsworth Lumber Co. Ltd., 9.249% due 10/01/2010 (c)                       8,217,625
                                   8,000,000  Ainsworth Lumber Co. Ltd., 9.499% due 4/01/2013 (c)                        6,300,000

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                        Face
                                      Amount  Corporate Bonds                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                 $ 2,150,000  Boise Cascade LLC, 8.382% due 10/15/2012 (c)                          $    2,155,375
                                     900,000  Boise Cascade LLC, 7.125% due 10/15/2014                                     864,000
                                   7,600,000  Bowater, Inc., 8.36% due 3/15/2010 (c)                                     7,676,000
                                   3,775,000  Domtar, Inc., 7.125% due 8/15/2015                                         3,614,563
                                   1,555,000  Graphic Packaging International Corp., 9.50% due 8/15/2013                 1,601,650
                                   8,000,000  NewPage Corp., 11.739% due 5/01/2012 (c)                                   8,660,000
                                   4,725,000  NewPage Corp., 12% due 5/01/2013                                           4,984,875
                                  13,625,000  Smurfit Kappa Funding Plc, 7.75% due 4/01/2015                            13,080,000
                                   1,600,000  Smurfit-Stone Container Enterprises, Inc., 8.375% due 7/01/2012            1,548,000
                                   4,400,000  Verso Paper Holdings LLC, 9.121% due 8/01/2014 (c)(j)                      4,488,000
                                     530,000  Verso Paper Holdings LLC, 11.375% due 8/01/2016 (j)                          551,200
                                                                                                                    --------------
                                                                                                                        69,916,288
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%             5,000,000  Angiotech Pharmaceuticals, Inc., 9.103% due 12/01/2013 (j)                 5,000,000
----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.7%                      2,200,000  Buffets, Inc., 12.50% due 11/01/2014 (j)                                   2,205,500
                                   3,790,000  Michaels Stores, Inc., 10% due 11/01/2014 (j)                              3,870,538
                                   8,660,000  Michaels Stores, Inc., 11.375% due 11/01/2016 (j)                          8,876,500
                                   6,000,000  Neiman Marcus Group, Inc., 9% due 10/15/2015                               6,502,500
                                   5,000,000  Neiman Marcus Group, Inc., 10.375% due 10/15/2015                          5,531,250
                                                                                                                    --------------
                                                                                                                        26,986,288
----------------------------------------------------------------------------------------------------------------------------------
Service - 2.8%                     2,000,000  Buhrmann US, Inc., 7.875% due 3/01/2015                                    1,930,000
                                   3,000,000  Neff Rental LLC, 11.25% due 6/15/2012                                      3,262,500
                                  14,825,000  United Rentals North America, Inc., 7.75% due 11/15/2013                  14,825,000
                                                                                                                    --------------
                                                                                                                        20,017,500
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 4.3%          5,000,000  ADC Telecommunications, Inc., 5.729% due 6/15/2013 (b)(c)                  4,725,000
                                   4,905,000  Cincinnati Bell, Inc., 7.25% due 7/15/2013                                 5,027,625
                                     195,000  Cincinnati Bell, Inc., 8.375% due 1/15/2014                                  199,388
                                   2,600,000  Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (j)                2,749,500
                                     630,000  Nortel Networks Ltd., 9.624% due 7/15/2011 (c)(j)                            653,625
                                   7,900,000  Qwest Communications International, Inc., 8.874% due 2/15/2009 (c)         7,988,875
                                   2,675,000  Qwest Corp., 8.61% due 6/15/2013 (c)                                       2,899,031
                                   6,000,000  Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                    6,390,000
                                                                                                                    --------------
                                                                                                                        30,633,044
----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.3%                790,000  Britannia Bulk Plc, 11% due 12/01/2011 (j)                                   743,903
                                   1,760,000  Titan Petrochemicals Group Ltd., 8.50% due 3/18/2012 (j)                   1,443,200
                                                                                                                    --------------
                                                                                                                         2,187,103
----------------------------------------------------------------------------------------------------------------------------------
Utility - 1.9%                     4,142,000  Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)                 5,959,303
                                   1,150,000  Conexant Systems, Inc., 9.124% due 11/15/2010 (c)(j)                       1,162,938
                                     510,000  Dynegy Holdings, Inc., 8.375% due 5/01/2016                                  530,400
                                   4,000,000  El Paso Performance-Linked Trust, 7.75% due 7/15/2011                      4,140,000
                                     440,000  Reliant Energy, Inc., 9.50% due 7/15/2013                                    468,050
                                   1,425,000  Williams Cos., Inc., 8.625% due 6/01/2010                                  1,499,447
                                                                                                                    --------------
                                                                                                                        13,760,138
----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 2.0%     5,250,000  Cricket Communications, Inc., 9.375% due 11/01/2014 (j)                    5,368,125
                                   2,150,000  FiberTower Corp., 9% due 11/15/2012 (b)(j)                                 2,332,084
                                   2,500,000  iPCS Escrow Co., 11.50% due 5/01/2012                                      2,781,250
                                     300,000  West Corp., 9.50% due 10/15/2014 (j)                                         297,375
                                   3,270,000  West Corp., 11% due 10/15/2016 (j)                                         3,249,563
                                                                                                                    --------------
                                                                                                                        14,028,397
----------------------------------------------------------------------------------------------------------------------------------
                                              Total Corporate Bonds (Cost - $741,417,950) - 101.3%                     732,383,601
----------------------------------------------------------------------------------------------------------------------------------

                                              Floating Rate Loan Interests**
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.1%                    3,000,000  Delta Air Lines Term Loan B, 10.118% due 3/16/2008                         3,019,218
                                   3,000,000  Delta Air Lines Term Loan C, 12.773% due 3/16/2008                         3,047,343
                                     248,750  United Air Lines Delay Draw Term Loan, 9.125% due 2/01/2012                  250,793
                                   1,741,250  United Air Lines Term Loan B, 9.12% due 2/01/2012                          1,755,553
                                                                                                                    --------------
                                                                                                                         8,072,907
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                        Face
                                      Amount  Floating Rate Loan Interests**                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 3.8%                $ 7,775,042  Delphi Automotive Systems Term Loan B, 13.75% due 6/14/2011           $    8,045,224
                                   1,685,185  Intermet Corp. Letter of Credit, 10.20% due 11/08/2010                     1,289,167
                                   4,814,815  Intermet Corp. Term Loan B, 10.39% due 11/08/2010                          3,683,333
                                   4,000,000  JL French Corp. First Lien Term Loan, 8.375% due 6/05/2011                 3,775,000
                                   2,000,000  JL French Corp. Second Lien Term Loan, 10.75% due 6/05/2012                1,560,000
                                   2,185,236  Tenneco Automotive, Inc. Term Loan B, 7.36% due 12/12/2010                 2,192,749
                                     959,936  Tenneco Automotive, Inc. Tranche B-1 Credit Linked Deposit, 7.32%
                                              due 12/12/2010                                                               963,236
                                   5,750,000  Visteon Corp. Term Loan B, 8.61% due 6/13/2013                             5,744,250
                                                                                                                    --------------
                                                                                                                        27,252,959
----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 1.1%                6,500,000  Ellis Communications Term Loan, 10% due 12/30/2011                         6,483,750
                                   1,500,000  Persona Communications Second Lien Term Loan, 11.32% due 4/30/2014         1,501,875
                                                                                                                    --------------
                                                                                                                         7,985,625
----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 9.1%               10,000,000  Adelphia Communications Corp. Term Loan B, 10.25% due 6/30/2009            9,755,430
                                   8,317,962  Cebridge Connections Second Lien Term Loan, 11.49% due 5/05/2014           8,276,372
                                   4,310,344  Cebridge Connections Term Loan B, 7.62% due 11/06/2013                     4,295,866
                                   7,000,000  Century Cable Holdings LLC Discretionary Term Loan, 10.25%
                                              due 12/31/2009                                                             6,820,625
                                  20,000,000  Charter Communications, Inc. Term Loan B, 8.005% due 4/28/2013            20,126,260
                                   6,750,000  Insight Midwest Holdings LLC Delayed Draw Term Loan, 7.572%
                                              due 4/03/2014                                                              6,782,063
                                   2,250,000  Insight Midwest Holdings LLC Term Loan B, 5.32% due 4/06/2014              2,260,688
                                   6,000,000  Olympus Cable Holdings LLC Term Loan B, 10.25% due 9/30/2010               5,854,686
                                   1,500,000  Olympus Cable Holdings LLC Tranche 2 Term Loan A, 9.50%
                                              due 6/30/2010                                                              1,460,157
                                                                                                                    --------------
                                                                                                                        65,632,147
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.1%                   2,809,462  Huntsman ICI Holdings Term Loan B, 7.07% due 8/16/2012                     2,804,779
                                     741,000  NuSil Technology Term Loan, 8.07% due 10/31/2013                             744,705
                                   3,152,000  Rockwood Specialties Group, Inc. Tranche D Term Loan, 7.376% due
                                              12/13/2012                                                                 3,163,820
                                  10,000,000  Wellman, Inc. Second Lien Term Loan, 12.121% due 2/10/2010                 8,500,000
                                                                                                                    --------------
                                                                                                                        15,213,304
----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 0.1%       300,000  Gold Toe Investment Corp. Second Lien Term Loan, 11.32%
                                              due 4/30/2014                                                                304,500
                                     662,069  Renfro Corp. Term Loan B, 8.61% - 10.50% due 9/30/2013                       660,414
                                                                                                                    --------------
                                                                                                                           964,914
----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 1.0%           7,000,000  Idearc, Inc. Term Loan B, 7.32% due 11/15/2014                             7,031,066
----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &            10,000,000  Frontier Drilling Term Loan B, 8.64% - 8.69% due 6/21/2013                10,000,000
Production - 1.6%                    500,000  Longyear Global Holdings, Inc. Second Lien Term Loan, 10.32%
                                              due 10/31/2013                                                               490,000
                                   1,243,750  MEG Energy Corp. Term Loan B, 7.375% due 4/03/2013                         1,244,861
                                                                                                                    --------------
                                                                                                                        11,734,861
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                        Face
                                      Amount  Floating Rate Loan Interests**                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 1.3%            $   468,153  Coleto Creek Wle LP Letter of Credit, 8.128% due 7/31/2013            $      464,642
                                      31,847  Coleto Creek Wle LP Term Loan B, 8.128% due 7/31/2013                         31,608
                                   1,000,000  Exco Resources, Inc. Second Lien Term Loan, 11.32% due 10/31/2011          1,010,000
                                   8,000,000  Scorpion Drilling Ltd. Second Lien Term Loan, 13.57% due 5/05/2015         8,240,000
                                                                                                                    --------------
                                                                                                                         9,746,250
----------------------------------------------------------------------------------------------------------------------------------
Financial - 1.0%                   6,000,000  JG Wentworth Manufacturing Term Loan, 8.867% 4/12/2011                     6,052,500
                                     250,000  Kyle Acquisition Term Loan B, 8.875% due 7/20/2009                           248,594
                                   1,000,000  Nielsen Finance LLC Term Loan B, 8.125% due 8/15/2013                      1,002,708
                                                                                                                    --------------
                                                                                                                         7,303,802
----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 2.5%              1,000,000  Bolthouse Farms, Inc. Second Lien Term Loan, 10.867% due 12/16/2013        1,006,667
                                   2,801,750  Commonwealth Brands Term Loan, 7.688% due 12/22/2012                       2,816,459
                                   1,000,000  DS Waters Enterprises, LP Term Loan B, 7.82% due 11/15/2012                1,001,250
                                     465,116  Dole Food Co., Inc. Letter of Credit, 5.244% due 4/12/2013                   459,819
                                   1,041,279  Dole Food Co., Inc. Term Loan B, 7.438% - 9.25% due 4/12/2013              1,029,420
                                   3,470,930  Dole Food Co., Inc. Term Loan C, 7.313% - 9.25% due 4/12/2013              3,431,400
                                   1,000,000  Eight O'Clock Coffee Second Lien Term Loan, 8.125% due 7/21/2012           1,000,000
                                   6,000,000  QCE LLC Second Lien Term Loan, 11.117% due 11/05/2013                      5,973,750
                                   2,070,000  S&C Holdco 2, Inc. Term Loan, 8% due 3/19/2010                             1,500,750
                                                                                                                    --------------
                                                                                                                        18,219,515
----------------------------------------------------------------------------------------------------------------------------------
Gaming - 0.7%                      5,000,000  Venetian Macau U.S. Finance Co. LLC Term Loan B, 8.12% due 5/25/2013       5,023,125
----------------------------------------------------------------------------------------------------------------------------------
Housing - 0.8%                     4,672,338  Headwaters, Inc. Term Loan B-1, 7.38% due 4/30/2011                        4,648,976
                                   1,000,000  Ply Gem Industries, Inc. First Lien Term Loan, 11.07% due 10/31/2011       1,006,250
                                                                                                                    --------------
                                                                                                                         5,655,226
----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 3.4%      3,787,892  Activant Solutions Term Loan B, 7.375% - 7.438% due 5/02/2013              3,754,748
                                   1,000,000  Advanced Micro Devices, Inc. Term Loan B, 7.57% due 10/31/2013             1,003,472
                                   8,000,000  Aspect Software Second Lien Term Loan, 12.375% due 7/11/2012               8,013,336
                                   3,027,500  Fidelity National Information Solutions, Inc. Term Loan B, 7.07%
                                              due 3/08/2013                                                              3,027,291
                                   3,500,000  The Reynolds and Reynolds Company Third Lien Term Loan, 12.82% due
                                              10/31/2014                                                                 3,530,625
                                   3,324,375  Telcordia Technologies, Inc. Term Loan, 7.86% - 7.90% due 9/15/2012        3,235,032
                                   2,000,000  Verifone, Inc. Term Loan B, 7.07% due 2/28/2013                            2,004,376
                                                                                                                    --------------
                                                                                                                        24,568,880
----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.2%               4,010,526  Euramax International Plc Second Lien Term Loan, 12.489%
                                              due 6/29/2013                                                              3,865,145
                                   1,989,474  Euramax International Plc Second Lien Term Loan, 12.49%
                                              due 6/29/2013                                                              1,917,355
                                   2,551,265  Euramax International Plc Tranche 3 Term Loan B, 8.188%
                                              due 6/29/2012                                                              2,553,179
                                                                                                                    --------------
                                                                                                                         8,335,679
----------------------------------------------------------------------------------------------------------------------------------
Packaging - 0.8%                   3,832,759  Anchor Glass Container Corp. Term Loan B, 7.617% - 7.65%
                                              due 5/03/2013                                                              3,832,759
                                   2,000,000  Graham Packaging Co. LP Second Lien Term Loan, 9.688% due 4/07/2012        2,018,750
                                                                                                                    --------------
                                                                                                                         5,851,509
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                        Face
                                      Amount  Floating Rate Loan Interests**                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.1%                    $ 1,000,000  Petco Animal Supplies, Inc. Term Loan, 8.07% - 8.10% due 10/31/2012   $    1,003,500
----------------------------------------------------------------------------------------------------------------------------------
Service - 1.3%                     3,500,000  NES Rentals Holdings, Inc. Term Loan C, 12.125% due 7/20/2013              3,520,416
                                   6,049,200  Waste Services, Inc. Term Loan B, 8.32% - 10.50% due 3/31/2011             6,072,383
                                                                                                                    --------------
                                                                                                                         9,592,799
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.7%            500,000  Time Warner Telecom Term Loan, 7.57% due 10/31/2013                          496,563
                                   3,161,871  Winstar Communications Debtor in Possession, 6.366%
                                              due 12/31/2006 (f)                                                         4,347,573
                                                                                                                    --------------
                                                                                                                         4,844,136
----------------------------------------------------------------------------------------------------------------------------------
Utility - 1.7%                     2,000,000  Calpine Corp. Second Lien Debtor in Possession, 9.367%
                                              due 12/20/2007                                                             2,028,334
                                   1,995,000  Covanta Energy Corp. Delay Draw Term Loan, 7.621% due 6/30/2012            1,990,013
                                   3,250,000  Covanta Energy Corp. Second Lien Term Loan, 10.871% due 6/24/2013          3,302,813
                                   4,000,000  Generac Portable Products, Inc. Second Lien Term Loan, 11.32%
                                              due 5/15/2014                                                              4,017,500
                                     750,000  NE Energy Second Lien Term Loan, 7.82% due 10/31/2014                        759,688
                                                                                                                    --------------
                                                                                                                        12,098,348
----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 1.2%     5,500,000  Centennial Cellular Operating Co. Term Loan, 7.57% - 7.65%
                                              due 2/09/2011                                                              5,535,519
                                   3,000,000  West Corp. Term Loan, 8.07% due 10/31/2013                                 2,994,108
                                                                                                                    --------------
                                                                                                                         8,529,627
----------------------------------------------------------------------------------------------------------------------------------
                                              Total Floating Rate Loan Interests (Cost - $264,228,266) - 36.6%         264,660,179
----------------------------------------------------------------------------------------------------------------------------------

                                      Shares
                                        Held  Common Stocks
----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.6%                  149,627  Loral Space & Communications Ltd. (e)                                      4,598,038
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                     339,340  GEO Specialty Chemicals, Inc. (e)                                            339,340
----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.3%                      35,000  Preferred Term Securities VI (j)                                           1,953,350
----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 0.3%              1,428,423  Viskase Cos., Inc. (e)                                                     2,142,635
----------------------------------------------------------------------------------------------------------------------------------
Leisure - 0.1%                         5,000  HRP PIK Corp. Class B (j)                                                         50
                                      27,787  Lodgian, Inc. (e)                                                            398,743
                                                                                                                    --------------
                                                                                                                           398,793
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.9%                 724,291  ACP Holding Co. (e)                                                          905,364
                                         403  GenTek Inc. (e)                                                               13,230
                                     286,757  Medis Technologies Ltd. (e)                                                5,792,491
                                                                                                                    --------------
                                                                                                                         6,711,085
----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                         211,149  Western Forest Products, Inc. (e)                                            305,062
----------------------------------------------------------------------------------------------------------------------------------
Service - 0.4%                        90,876  Outsourcing Solutions Inc. (e)                                             2,908,024
----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.0%                          41,149  Acme Package Corp. Senior Holdings (e)(l)                                          0
----------------------------------------------------------------------------------------------------------------------------------
                                              Total Common Stocks (Cost - $22,346,702) - 2.7%                           19,356,327
----------------------------------------------------------------------------------------------------------------------------------

                                              Preferred Stocks
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.6%                    200,000  General Motors Corp. Series C, 6.25% (b)                                   4,510,000
----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.3%                    5,000  Adelphia Communications Corp., Series B, 13% (e)                               1,750
                                       9,594  Loral Spacecom Corp., Series A, 12% (e)(h)                                 1,947,582
                                                                                                                    --------------
                                                                                                                         1,949,332
----------------------------------------------------------------------------------------------------------------------------------
                                              Total Preferred Stocks (Cost - $7,243,044) - 0.9%                          6,459,332
----------------------------------------------------------------------------------------------------------------------------------

                                              Warrants (a)
----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.0%                   15,000  Sirius Satellite Radio, Inc. (expires 5/15/2009)                               6,750
----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                   126,761  HealthSouth Corp. (expires 1/16/2014)                                        101,409
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

                                      Shares
                                        Held  Warrants (a)                                                               Value
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                 652,739  ACP Holding Co. (expires 9/30/2013)                                   $      783,287
                                         471  GenTek Inc. Tranche B (expires 11/10/2008)                                    19,782
                                         231  GenTek Inc. Tranche C (expires 11/10/2010)                                     7,623
                                                                                                                    --------------
                                                                                                                           810,692
----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                              17  Cellu Tissue Holdings, Inc. (expires 5/08/2007)                                    0
                                       7,000  MDP Acquisitions Plc (expires 10/01/2013)                                    140,000
                                                                                                                    --------------
                                                                                                                           140,000
----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 0.1%         1,325  American Tower Corp. (expires 8/01/2008)                                     707,644
----------------------------------------------------------------------------------------------------------------------------------
                                              Total Warrants (Cost - $870,754) - 0.2%                                    1,766,495
----------------------------------------------------------------------------------------------------------------------------------

                                  Beneficial
                                    Interest  Other Interests (g)
----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.0%                $ 3,614,601  Cambridge Industries, Inc. (Litigation Trust Certificates)                        36
----------------------------------------------------------------------------------------------------------------------------------
                                              Total Other Interests (Cost - $0) - 0.0%                                          36
----------------------------------------------------------------------------------------------------------------------------------

                                              Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                  10,729,351  BlackRock Liquidity Series, LLC Cash Sweep Series I, 5.26% (d)(k)         10,729,351
----------------------------------------------------------------------------------------------------------------------------------
                                              Total Short-Term Securities (Cost - $10,729,351) - 1.5%                   10,729,351
----------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments (Cost - $1,046,836,067*) - 143.2%                    1,035,355,321

                                              Liabilities in Excess of Other Assets - (43.2%)                         (312,400,786)
                                                                                                                    --------------
                                              Net Assets - 100.0%                                                   $  722,954,535
                                                                                                                    ==============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,046,578,127
                                                                ===============
      Gross unrealized appreciation                             $    32,895,947
      Gross unrealized depreciation                                 (44,118,753)
                                                                ---------------
      Net unrealized depreciation                               $   (11,222,806)
                                                                ===============

** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR, (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
(a) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b)   Convertible security.
(c)   Floating rate security.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------
      Affiliate                                                Net Activity      Interest
      -----------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I      $ 10,729,351      $218,222
      -----------------------------------------------------------------------------------

(e)   Non-income producing security.
(f) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(h) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(i) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(k)   Represents the current yield as of November 30, 2006.
(l) Restricted securities as to resale, representing 0.0% of net assets, were as follows:

      --------------------------------------------------------------------------
      Issue                                  Acquisition Date     Cost     Value
      --------------------------------------------------------------------------
      Acme Package Corp. Senior Holdings        11/25/2002          --        --
      --------------------------------------------------------------------------

(m) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity and is non-income producing.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

BlackRock Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2006                (in U.S. dollars)

o     Swaps outstanding as of November 30, 2006 were as follows:

                                                                      Notional       Unrealized
                                                                       Amount       Appreciation
      ------------------------------------------------------------------------------------------
      Sold credit default protection on General Motors Corp.
      and receive 5%

      Broker, Citibank N.A.
      Expires December 2006                                          $ 8,000,000    $    601,704

      Sold credit default protection on General Motors Corp.
      and receive 5%

      Broker, Lehman Brothers Special Finance
      Expires December 2006                                          $ 7,000,000         578,991
      ------------------------------------------------------------------------------------------
      Total                                                                         $  1,180,695
                                                                                    ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Debt Strategies Fund, Inc.

Date: January 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Debt Strategies Fund, Inc.

Date: January 23, 2007


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Debt Strategies Fund, Inc.

Date: January 23, 2007